Income Taxes (Details) - Schedule of Accounting for Income Taxes - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets:
Net operating loss carry forwards		$ 107
Allowance for doubtful accounts	457,649	140,650
Total deferred tax assets	457,649	140,757
Valuation allowance
Total deferred tax assets, net	$ 457,649	$ 140,757